Cover	Nov. 15, 2021
Entity Addresses [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 15, 2021
Entity File Number	001-40279
Entity Registrant Name	DISRUPTIVE ACQUISITION CORPORATION I
Entity Central Index Key	0001838831
Entity Tax Identification Number	00-0000000
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	11501 Rock Rose Avenue
Entity Address, Address Line Two	Suite 200
Entity Address, City or Town	Austin
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	78758
City Area Code	424
Local Phone Number	205-6858
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Common Class A [Member]
Entity Addresses [Line Items]
Title of 12(b) Security	Class A Ordinary Shares, par value $0.0001 per share
Trading Symbol	DISA
Security Exchange Name	NASDAQ
Redeemable Warrants [Member]
Entity Addresses [Line Items]
Title of 12(b) Security	Redeemable warrants, each one whole warrant exercisable for one Class A ordinary share at an exercise price of $11.50
Trading Symbol	DISAW
Security Exchange Name	NASDAQ
Public Shares [Member]
Entity Addresses [Line Items]
Title of 12(b) Security	Units, each consisting of one Class A ordinary share and one-third of one redeemable warrant
Trading Symbol	DISAU
Security Exchange Name	NASDAQ
Former Address [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	1925 Century Park East
Entity Address, Address Line Two	Suite 1700
Entity Address, City or Town	Los Angeles
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90067